WARRANTS - Schedule Of Fair Value Of Warrants Estimated in Black Scholes Option Pricing Model (Details) - Common Stock Warrant [Member] - Senior Note Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Expected term (in years)	5 years	5 years
Expected volatility	47.90%	47.90%
Risk-free interest rate	4.00%	4.00%
Expected dividend yield	0.00%	0.00%